First Trust Innovation Leaders ETF Investment Strategy - First Trust Innovation Leaders ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stock and depository receipts issued by U.S. and non-U.S. companies that may benefit from the development or application of scientific and technological innovation. This includes, but is not limited to, companies that are poised to benefit from new products or services, scientific research, technological improvements and/or enhancements to existing products or services related to automation, advanced medicine, networks, advanced computing, enhanced mobility, energy revolution and e-commerce. The Fund may also invest in companies with various market capitalizations and securities denominated in a non-U.S. currency. The Fund combines both a top-down theme identification process and bottom-up stock selection process to identify investments. The Fund’s process begins with the identification of themes in line with the Fund’s goal of providing exposure to emerging opportunities across areas of innovation. Securities are selected based on an assessment of their investment merit and exposure to selected themes. The Fund’s investments will be concentrated in the information technology sector, and therefore, may be concentrated in one or more industries within the information technology sector.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	The Fund’s investments will be concentrated in the information technology sector, and therefore, may be concentrated in one or more industries within the information technology sector.